Note 12. Fair Value Measurements Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt Instrument, Fair Value Disclosure	$ 6,800.6	$ 2,671.4
Forward Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, Fair Value Disclosure	$ 1.9
Liabilities, Fair Value Disclosure		$ 7.7